INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES
22	INCOME TAXES

The components of income taxes recognized in the consolidated statements of financial position are as follows:

	As at	As at
	December 31,	December 31,
	2021	2020
Income taxes payable	784	1,318
Deferred income tax liabilities	1,243	1,415

22	INCOME TAXES (CONTINUED)

The components of income taxes recognized in the consolidated statements of loss and comprehensive loss are as follows:

	Year Ended December 31,
	2021	2020
Current period	901	1,194
Adjustment in respect of prior periods	97	127

Current Income Taxes	998	1,321

Deferred income tax recovery	(172)	(125)
Deferred Income Tax Recovery	(172)	(125)

Income Taxes	826	1,196

There is no income tax expense recognized in other comprehensive loss.

	As at	As at
	December 31,	December 31,
	2021	2020
Intangible assets	1,196	1,415
Other	47	—
Deferred income tax liabilities	1,243	1,415

The effective income tax rates in the consolidated statements of loss and comprehensive loss were reported at rates different than the combined Canadian federal and provincial statutory income tax rates for the following reasons:

	Year Ended December 31,
	2021	2020
	%	%
Canadian statutory tax rate	26.5	26.5
Effect of tax rate in foreign jurisdictions	0.8	1.8
Impact of foreign currency translation	14.0	(3.1)
Non-deductible and non-taxable items	(18.8)	(5.6)
Remeasurement of contingent and deferred consideration	—	(18.4)
Accretion expense of contingent consideration	—	(2.1)
Share issue costs and financing costs	—	3.1
Capital losses from sale of discontinued operation	—	26.1
Change in tax benefits not recognized	(32.6)	(35.3)
Adjustments in respect of prior periods	(2.1)	0.8
Adjustment of prior year tax payable	—	1.8
Other	(0.2)	(4.6)
Effective Income Tax Rate Applicable to Loss Before Income Taxes	(12.4)	(9.0)

22	INCOME TAXES (CONTINUED)

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Year Ended December 31,
	2021	2020

Income tax losses - Canada	29,647	22,609
Capital tax losses - Canada	28,479	26,323
Income tax losses - United Kingdom	2,329	1,743
Income tax losses - Malta	239	142
Property and equipment	1,565	1,660
Goodwill	2,519	—
Right-of-use assets	29	—
Share issuance costs	2,794	3,241
Total Unrecognized Deductible Temporary Differences	67,601	55,718

The portion of the income tax losses related to Canada which have a limited carry-forward period expire in the years 2026 to 2041 as follows:

2026	105
2027	982
2028	911
2029	338
2030	227
2031	1,184
2032	1,727
2033	2,470
2034	1,205
2035	3,064
2036	1,606
2037	3,102
2038	2,097
2039	2,180
2040	3,238
2041	5,211
29,647

The United Kingdom losses are carried forward indefinitely unless subject to certain restrictions and are now classified in the current year as discontinued operations as unrecognized deferred income tax assets. The deductible temporary differences do not expire under current income tax legislation. Deferred income tax assets were not recognized in respect of these items because it is not probable that future taxable income will be available to the Company to utilize the benefits.